[The American Funds Group(r)]

THE CASH MANAGEMENT TRUST OF AMERICA
THE U.S. TREASURY MONEY FUND OF AMERICA
THE TAX-EXEMPT MONEY FUND OF AMERICA

[pale blue watermark of sea shells and a starfish behind the following 5 lines of text]
Semi-Annual Report
for the six months ended March 31, 2001

THE CASH MANAGEMENT TRUST OF AMERICA
THE U.S. TREASURY MONEY FUND OF AMERICA
THE TAX-EXEMPT MONEY FUND OF AMERICA


The money funds below are three of the 29 American Funds, the nation's third-largest mutual fund family. For seven decades, Capital Research and Management Company, the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

THE CASH MANAGEMENT TRUST OF AMERICA(r)
The Cash Management Trust of America seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in high-quality short-term money market instruments.

THE U.S. TREASURY MONEY FUND OF AMERICA(SM)
The U.S. Treasury Money Fund of America seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in U.S. Treasury securities maturing in one year or less.

THE TAX-EXEMPT MONEY FUND OF AMERICA(SM)
The Tax-Exempt Money Fund of America seeks to provide income free from federal taxes, while preserving capital and maintaining liquidity, through investments in high-quality municipal securities with effective maturities of one year or less.

For current yields, please call American FundsLine(r), toll-free, at 800/325-3590; press 1 for yield information.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. INVESTMENT RETURNS WILL VARY. ALTHOUGH THE FUNDS ATTEMPT TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1.00 PER SHARE, THERE CAN BE NO GUARANTEE THAT THEY WILL BE ABLE TO DO SO. THEREFORE, YOU MAY LOSE MONEY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. Income from The Tax-Exempt Money Fund of America may be subject to state or local income taxes and/or federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable.


FELLOW SHAREHOLDERS:

The six-month period ended March 31, 2001, has truly been a lesson in market volatility. Many investors' worst fears were realized as the stock market renewed the slide that began the previous March, and the U.S. experienced a slowdown in economic growth. Many companies, especially those in the technology, media and telecommunications sectors, reported disappointing earnings or issued profit warnings, and industries nationwide began to announce layoffs. If the economic upheaval of the past period has taught us anything, it is the importance of spreading investment risk among many different types of assets and investments.

Fortunately, inflation has remained moderate. Prices as measured by the Consumer Price Index increased a modest 1.44% (2.88% annualized), over the six-month period. Throughout this period, the American Funds money market funds registered solid returns that topped the rate of increase in the Consumer Price Index by a wide margin - taking into account the taxable equivalent return in the case of The Tax-Exempt Money Fund of America.


The Funds' Results

The Cash Management Trust of America registered an income return of 2.82% (5.64% annualized) with dividends reinvested.

The U.S. Treasury Money Fund of America produced an income return of 2.59% (5.18% annualized) with dividends reinvested. Because all of the fund's earnings are derived from investments in U.S. Treasury securities, the income paid by the fund is exempt from state and local taxes in most states.

The Tax-Exempt Money Fund of America provided a federally tax-free income return of 1.67% (3.34% annualized) including reinvested dividends. This return is equivalent to a return of 2.76% (5.52% at an annualized rate), for investors in the 39.6% federal tax bracket. A portion of this income may also be exempt from state and local taxes.


[Begin mountain chart]
SEVEN-DAY ANNUALIZED RATES/1/, FEDERAL FUNDS RATE AND THE CONSUMER PRICE INDEX For the quarters ended March 31, 1996 - March 31, 2001

                 Cash Management       U.S. Treasury      Tax-Exempt         Consumer               Federal
                 Trust                 Money Fund/3/      Money Fund/2/      Price Index            Funds Rate
Mar - 96         4.77                  4.41               2.67               2.84                   5.25
Jun              4.77                  4.47               2.80               2.75                   5.25
Sep              4.82                  4.57               2.93               3.00                   5.25
Dec              4.87                  4.38               3.03               3.32                   5.25
Mar - 97         4.85                  4.69               2.74               2.76                   5.50
Jun              5.13                  4.76               3.13               2.30                   5.50
Sep              5.07                  4.45               3.11               2.15                   5.50
Dec              5.36                  4.70               3.20               1.70                   5.50
Mar - 98         5.03                  4.57               2.92               1.37                   5.50
Jun              5.09                  4.38               2.93               1.68                   5.50
Sep              4.99                  4.35               2.88               1.49                   5.25
Dec              4.73                  3.89               2.62               1.61                   4.75
Mar - 99         4.23                  3.83               2.29               1.73                   4.75
Jun              4.35                  3.79               2.60               1.96                   5.00
Sep              4.61                  4.32               2.94               2.63                   5.25
Dec              5.32                  4.47               3.42               2.68                   5.50
Mar - 00         5.46                  5.08               2.92               3.76                   6.00
Jun              6.06                  5.20               3.78               3.73                   6.50
Sep              6.06                  5.64               3.83               3.45                   6.50
Dec              5.94                  5.12               3.69               3.39                   6.50
Mar - 01         4.67                  4.37               2.91               2.92                   5.00

Your funds' seven-day yields as of March 31, 2001, were as follows:

The Cash Management Trust          +4.67
The U.S. Treasury Money Fund       +4.37
The Tax-Exempt Money Fund          +2.91

/1/ Equivalent to Securities and Exchange Commission yield.
/2/ Represents the fund's taxable equivalent yield calculated at the maximum
    39.6% federal tax rate.
/3/ Because income paid by The U.S. Treasury Money Fund of America is exempt from state and local taxes in most states, the fund's taxable equivalent yield would be higher than the rates shown in the chart.
[End mountain chart]


A CRITICAL TIME FOR INVESTORS

As concern about the economy grew, the stock market continued to tumble toward the end of last year into the early months of 2001. The Federal Reserve Board raced to attempt to engineer a "soft landing" slowdown in economic growth. In January the federal funds rate was cut by one half of a percentage point - twice - and then cut a third time in March from 5.5% to 5.0%. While these interest rate cuts may have had the desired effect of stimulating the economy, they did little to soothe the pessimism prevalent among stock investors.

On April 4, after the end of your fund's reporting period, the Nasdaq hit 1,638.8 - its lowest point since the fall of 1998. The Federal Reserve attempted to give yet another jolt to the economy on April 18 by cutting interest rates by another half-point. Despite this cut, trends in economic indicators of employment and industrial production point to continued below-normal economic growth.


THE IMPORTANCE OF DIVERSIFICATION

In past reports, we have often stated that money funds can play a valuable role in your investment portfolio because of the stability and convenience they provide. Recent market volatility underscores this sentiment. Added to a portfolio that includes stock and bond funds, your money fund can provide a temporary place for your assets between longer term investments, or a way to earn income on the cash-reserve portion of your portfolio. Given that the funds have held their value while Standard & Poor's 500 Composite Index declined, the returns, looking back over the past few years, are not dramatically different: the average annual compound return of the S&P 500 for the period beginning December 31, 1997 and ending March 31, 2001 was 7.02%, while the return for the Cash Management Trust of America was 5.22% for the same period.

Thank you for choosing an American Funds money market fund for your investment portfolio. We appreciate your business and look forward to reporting to you again in six months.

Cordially,
/s/ Paul G. Haaga, Jr.        /s/ Abner D. Goldstine
Paul G. Haaga, Jr.            Abner D. Goldstine
Chairman of the Boards        President

May 14, 2001

The Cash Management Trust of America offers Class A, B, C and F shares. (The U.S. Treasury Money Fund and The Tax-Exempt Money Fund offer Class A shares only.) See back cover for more information.

THE CASH MANAGEMENT TRUST OF AMERICA
Investment Portfolio, March 31, 2001

                                                                                                    (Unaudited)

                                                                                        Principal        Market
                                                                             Yield at      Amount         Value
                                                                          Acquisition        (000)         (000)


CERTIFICATES OF DEPOSIT -  0.78%
Rabobank Nederland NV Euro CD
  May 09, 2001                                                                  5.02%    $  50,000     $  50,003

Total Certificates of Deposit                                                                             50,003



COMMERCIAL PAPER -  72.92%
Abbott Laboratories /1/
  April 04, 2001                                                                  5.20      50,000        49,971
  April 26, 2001                                                                  4.92      25,000        24,911
ABN AMRO North America Finance Inc.
  April 02, 2001                                                                  5.39      50,000        49,985
AEGON Funding Corp. /1/
  April 02, 2001                                                                  5.37      39,200        39,188
  April 23, 2001                                                                  5.30      20,800        20,730
AIG Funding Inc.
  April 10, 2001                                                                  5.17      50,000        49,928
  April 17, 2001                                                                  4.89      25,000        24,942
  April 24, 2001                                                                  4.92      25,000        24,918
Alcoa Inc.
  April 18, 2001                                                                  4.92      25,000        24,939
  April 20, 2001                                                                  5.13      50,000        49,858
American Express Credit Corp.
  April 04, 2001                                                                  5.43      20,000        19,988
  April 09, 2001                                                                  5.21      25,000        24,968
  April 30, 2001                                                                  4.93      10,000         9,959
  May 02, 2001                                                                    4.93      45,000        44,804
American General Finance Corp.
  May 02, 2001                                                                    4.97      25,000        24,890
  May 10, 2001                                                                    5.02      50,000        49,723
American Honda Finance Corp.
  April 11, 2001                                                                  5.38      50,000        49,918
ANZ (Delaware) Inc.
  April 04, 2001                                                                  5.36      25,000        24,985
  April 26, 2001                                                                  4.92      25,000        24,911
Archer Daniels Midland Co.
  April 11, 2001                                                                  5.23      35,000        34,944
  April 24, 2001                                                                  4.98      20,000        19,934
Asset Securitization Cooperative Corp. /1/
  April 09, 2001                                                                  5.40      50,000        49,933
  May 02, 2001                                                                    5.05      50,000        49,777
Bank of Nova Scotia
  April 06, 2001                                                                  5.40      25,000        24,978
  May 15, 2001                                                                    4.89      25,000        24,848
Barclays U.S. Funding Corp.
  April 02, 2001                                                                  5.27      25,000        24,993
Bayer Corp. /1/
  April 25, 2001                                                                  4.92      25,000        24,915
Bayerische Hypo-Und Vereinsbank AG
  May 18, 2001                                                                    4.81      50,000        49,682
BellSouth Corp., Inc. /1/
  April 19, 2001                                                                  5.09      30,000        29,920
  April 20, 2001                                                                  5.19      20,000        19,943
  May 10, 2001                                                                    4.84      25,000        24,867
  May 11, 2001                                                                    4.89      25,000        24,862
BMW US Capital Corp.
  May 16, 2001                                                                    4.84      50,000        49,693
CBA (Delaware) Finance Inc.
  April 23, 2001                                                                  5.36      50,000        49,830
  April 26, 2001                                                                  5.29      25,000        24,905
CDC Commercial Paper Corp. /1/
  April 06, 2001                                                                  5.36      50,000        49,955
Chevron U.K. Investment PLC
  April 20, 2001                                                                  5.29      25,000        24,927
  April 23, 2001                                                                  5.12      10,000         9,967
CIT Group, Inc.
  April 23, 2001                                                                  5.36      50,000        49,830
  May 03, 2001                                                                    5.05      50,000        49,770
Coca-Cola Co.
  April 16, 2001                                                                  5.02      25,000        24,944
  April 18, 2001                                                                  5.06      25,000        24,937
  May 17, 2001                                                                    4.78      25,000        24,845
Corporate Asset Funding Co. Inc. /1/
  April 24, 2001                                                                  5.14      50,000        49,830
  April 25, 2001                                                                  5.14      50,000        49,823
Den Danske Corp. Inc.
  April 20, 2001                                                                  4.92      25,000        24,932
  May 04, 2001                                                                    5.09      25,000        24,881
Deutsche Bank Financial Inc.
  May 18, 2001                                                                    4.81      50,000        49,682
Walt Disney Co.
  May 07, 2001                                                                    4.87      25,000        24,876
Dresdner U.S. Finance Inc.
  May 07, 2001                                                                    5.07      50,000        49,741
E.I. Du Pont de Nemours and Co.
  April 09, 2001                                                                  5.19      50,000        49,935
  May 02, 2001                                                                    4.86      25,000        24,892
  May 09, 2001                                                                    4.90      25,000        24,868
Eksportfinans ASA
  April 19, 2001                                                                  5.03      25,000        24,934
Electronic Data Systems Corp. /1/
  April 05, 2001                                                                  5.18      25,000        24,982
  April 09, 2001                                                                  5.23      25,000        24,967
Emerson Electric Co. /1/
  April 30, 2001                                                                  4.89      25,000        24,899
  May 02, 2001                                                                    4.83      50,000        49,787
  May 07, 2001                                                                    4.88      15,000        14,925
Equilon Enterprises LLC
  April 11, 2001                                                                  5.40      25,000        24,959
  April 24, 2001                                                                  5.08      25,000        24,916
  May 03, 2001                                                                    5.05      40,000        39,816
  May 07, 2001                                                                    4.84      10,000         9,951
Estee Lauder Companies Inc. /1/
  April 03, 2001                                                                  5.35       6,800         6,797
  April 09, 2001                                                                  5.17      18,200        18,176
Exxon Imperial U.S. Inc. /1/
  April 05, 2001                                                                  5.35      50,000        49,963
Ford Motor Credit Co.
  April 26, 2001                                                                  4.87      25,000        24,912
  May 03, 2001                                                                    4.93      50,000        49,775
Gannett Co., Inc. /1/
  April 16, 2001                                                                  4.97      50,000        49,890
  April 30, 2001                                                                  4.99      50,000        49,793
General Dynamics Corp. /1/
  April 12, 2001                                                                  5.13      40,000        39,932
General Electric Capital Corp.
  April 18, 2001                                                                  5.13      50,000        49,872
  May 11, 2001                                                                    4.94      50,000        49,722
Glaxo Wellcome PLC /1/
  April 11, 2001                                                                  5.13      50,000        49,921
Halliburton Co.
  April 06, 2001                                                                  5.37      10,000         9,992
  April 17, 2001 /1/                                                              5.37      30,000        29,924
Harvard University
  April 09, 2001                                                                  5.25      15,000        14,980
  April 17, 2001                                                                  4.92      10,000         9,977
Hewlett-Packard Co. /1/
  April 18, 2001                                                                  5.38      25,000        24,933
Household Finance Corp.
  April 06, 2001                                                                  5.23      75,000        74,935
  May 04, 2001                                                                    5.04      25,000        24,882
IBM Credit Corp.
  May 18, 2001                                                                    4.82      50,000        49,681
International Lease Finance Corp.
  April 02, 2001                                                                  5.14      25,000        24,993
  April 19, 2001                                                                  5.01      10,000         9,974
  May 02, 2001                                                                    4.95      25,000        24,890
Johnson & Johnson /1/
  April 24, 2001                                                                  4.91      25,000        24,918
KFW International Finance Inc.
  May 21, 2001                                                                    4.80      25,000        24,831
Kimberly-Clark Corp. Inc. /1/
  April 25, 2001                                                                  4.98      21,500        21,426
  May 11, 2001                                                                    4.95      18,500        18,394
Lloyds TSB Bank PLC
  April 27, 2001                                                                  4.89      50,000        49,817
Marsh USA Inc. /1/
  April 02, 2001                                                                  5.37      25,000        24,993
  April 04, 2001                                                                  5.37      50,000        49,970
  April 05, 2001                                                                  5.35      25,000        24,981
Merck & Co., Inc.
  May 07, 2001                                                                    4.95      75,000        74,616
Minnesota Mining & Manufacturing Co.
  April 03, 2001                                                                  5.33      20,000        19,991
  April 23, 2001                                                                  4.90      30,000        29,906
Monsanto Co. /1/
  April 05, 2001                                                                  5.27      25,000        24,982
  May 17, 2001                                                                    4.82      15,000        14,906
  May 24, 2001                                                                    4.80      20,000        19,857
Monte Rosa Capital Corp. /1/
  April 02, 2001                                                                  5.27      50,000        49,985
  April 26, 2001                                                                  4.98      35,000        34,875
  May 10, 2001                                                                    4.88      15,000        14,919
Park Avenue Receivables Corp. /1/
  April 10, 2001                                                                  5.28      25,000        24,963
  April 12, 2001                                                                  5.28      20,000        19,965
  April 16, 2001                                                                  5.02      30,000        29,933
  April 30, 2001                                                                  5.00      25,000        24,896
Pfizer Inc. /1/
  April 05, 2001                                                                  5.35      50,000        49,963
  April 09, 2001                                                                  5.07      25,000        24,968
  April 20, 2001                                                                  5.07      25,000        24,930
Pitney Bowes Credit Corp.
  May 04, 2001                                                                    4.83      20,000        19,909
Preferred Receivables Funding Corp. /1/
  April 03, 2001                                                                  5.39      15,000        14,993
  April 23, 2001                                                                  4.98      10,000         9,968
  April 25, 2001                                                                  4.98      50,000        49,828
  April 30, 2001                                                                  4.97      25,000        24,897
Procter & Gamble Co.
  April 20, 2001                                                                  5.03      45,000        44,875
Rio Tinto (Commercial Paper) Ltd. /1/
  May 16, 2001                                                                    4.86      25,000        24,846
SBC Communications Inc. /1/
  April 03, 2001                                                                  5.40      25,000        24,989
  April 12, 2001                                                                  5.11      45,000        44,924
  April 27, 2001                                                                  4.92      30,000        29,890
Schering Corp.
  April 12, 2001                                                                  5.39      30,000        29,946
  April 26, 2001                                                                  5.30      30,000        29,886
Sherwin-Williams Co./1/
  May 21, 2001                                                                    4.85      15,000        14,898
Societe Generale N.A. Inc.
  May 01, 2001                                                                    5.06      25,000        24,892
  May 25, 2001                                                                    4.84      25,000        24,817
Sony Capital Corp. /1/
  April 23, 2001                                                                  5.37      50,000        49,830
Svenska Handelsbanken Inc.
  April 05, 2001                                                                  5.38      50,000        49,963
Target Corp.
  April 12, 2001                                                                  5.39      50,000        49,911
  April 27, 2001                                                                  5.10      25,000        24,905
Texaco Inc.
  May 04, 2001                                                                    5.07      50,000        49,762
TotalFinaElf S.A. /1/
  May 10, 2001                                                                    5.04      50,000        49,722
Toyota Motor Credit Corp. /1/
  April 11, 2001                                                                  5.18      25,000        24,961
  May 03, 2001                                                                    4.93      25,000        24,888
Tribune Co. /1/
  April 19, 2001                                                                  5.02      19,500        19,448
UBS Finance (Delaware) Inc.
  April 04, 2001                                                                  5.40      20,600        20,588
  April 09, 2001                                                                  5.41      15,000        14,980
Unilever Capital Corp. /1/
  April 18, 2001                                                                  5.11      40,000        39,898
United Technologies Corp. /1/
  April 27, 2001                                                                  5.08      25,000        24,905
  April 30, 2001                                                                  5.08      15,000        14,937
USAA Capital Corp.
  April 04, 2001                                                                  5.14      35,000        34,980
  April 11, 2001                                                                  4.98      20,000        19,970
Verizon Global Funding Inc.
  April 10, 2001                                                                  5.39      50,000        49,925
Wal-Mart Stores, Inc. /1/
  April 03, 2001                                                                  5.00      15,000        14,994
  April 11, 2001                                                                  5.00      20,000        19,969
  April 16, 2001                                                                  4.87      30,000        29,935
  April 30, 2001                                                                  4.97      20,000        19,915
Wells Fargo & Co.
  April 18, 2001                                                                  5.39      25,000        24,933
  April 25, 2001                                                                  4.92      50,000        49,830
  April 27, 2001                                                                  4.92      25,000        24,908

Total Commercial Paper                                                                                 4,680,825

FEDERAL AGENCY DISCOUNT NOTES -  24.14%
Fannie Mae
  April 03, 2001                                                                  5.36      50,000        49,978
  April 16, 2001                                                                  5.41     100,000        99,764
  May 03, 2001                                                                    5.07      30,000        29,863
Federal Farm Credit Bank
  April 27, 2001                                                                  5.14      25,000        24,905
Federal Home Loan Banks
  April 06, 2001                                                                  5.37      40,000        39,965
  April 20, 2001                                                                  5.39      20,000        19,941
  May 04, 2001                                                                    4.93      25,000        24,886
  May 09, 2001                                                                    5.06      50,000        49,731
  May 11, 2001                                                                    5.06      50,000        49,718
Freddie Mac
  April 03, 2001                                                                  5.38      50,000        49,978
  April 10, 2001                                                                  5.41     125,000       124,816
  April 12, 2001                                                                  5.10      25,000        24,958
  April 17, 2001                                                                  5.40     175,000       174,563
  April 24, 2001                                                                  5.10      85,000        84,717
  May 01, 2001                                                                    5.07     230,000       229,016
  May 08, 2001                                                                    5.02      50,000        49,741
  May 15, 2001                                                                    4.81     210,000       208,764
  May 22, 2001                                                                    4.81     100,000        99,319
Sallie Mae /2/
  April 19, 2001                                                                  4.71      50,000        49,997
  May 17, 2001                                                                    4.61      25,000        24,997
  June 21, 2001                                                                   4.67      40,000        39,992

Total Federal Agency Discount Notes                                                                    1,549,609



U.S. TREASURY SECURITIES -  2.33%
U.S. Treasury Bills
  April 19, 2001                                                                  5.11     150,000       149,603

Total U.S. Treasury Securities                                                                           149,603


OTHER -  0.78%
International Bank of Reconstruction and Development
  April 04, 2001                                                                  5.20      14,880        14,872
  April 10, 2001                                                                  5.23      35,120        35,070

Total Other                                                                                               49,942


Total Investment Securities  (cost: $6,479,987,000)                                                    6,479,982
Excess of payables over cash and receivables                                                              60,885

NET ASSETS                                                                                            $6,419,097

/1/ Restricted securities that can be resold only to institutional investors. In practice, these securities are as liquid as unrestricted securities in the portfolio.
/2/ Coupon rate may change periodically.

See Notes to Financial Statements


Cash Management Trust of America
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES                                                     Unaudited
at March 31, 2001                                                         (dollars in  thousands)

Assets:
Investment securities at market
 (cost: $6,479,987)                                                                            $6,479,982
Receivables for -
 Sales of fund's shares                                                       $44,312
 Accrued interest                                                               2,618
 Other                                                                              4              46,934
                                                                                                6,526,916
Liabilities:
Payables for -
 Repurchases of fund's shares                                                 103,535
 Dividends on fund's shares                                                     1,473
 Management services                                                            1,502
 Other expenses                                                                 1,309             107,819
Net Assets at March 31, 2001 -                                                                 $6,419,097

Shares of beneficial interest issued and outstanding -
 Unlimited shares authorized
Class A Shares:
 Net assets                                                                                    $6,403,781
 Shares outstanding                                                                         6,403,719,197
 Net asset value per share                                                                          $1.00
Class B Shares:
 Net assets                                                                                       $14,813
 Shares outstanding                                                                            14,811,560
 Net asset value per share                                                                          $1.00
Class C Shares:
 Net assets                                                                                           $59
 Shares outstanding                                                                                59,438
 Net asset value per share                                                                          $1.00
Class F Shares:
 Net assets                                                                                          $444
 Shares outstanding                                                                               443,765
 Net asset value per share                                                                          $1.00



STATEMENT OF OPERATIONS                                                                 Unaudited
for the six months ended March 31, 2001                                   (dollars in  thousands)
Investment Income:
Income:
 Interest                                                                                        $181,700

Expenses:
 Management services fee                                                       $8,304
 Distribution expenses - Class A                                                2,197
 Distribution expenses - Class B                                                   23
 Transfer agent fees - Class A                                                  5,355
 Transfer agent fees - Class B                                                      5
 Reports to shareholders                                                          145
 Registration statement and prospectus                                            309
 Postage, stationery and supplies                                                 924
 Trustees' fees                                                                    29
 Auditing and legal fees                                                           46
 Custodian fee                                                                    173
 Taxes other than federal income tax                                               75
 Other expenses                                                                     5              17,590
 Net investment income                                                                            164,110

Unrealized Appreciation on Investments:
Net unrealized appreciation
  on investments                                                                                       45
Net Increase in Net Assets Resulting
 from Operations                                                                                 $164,155









STATEMENT OF CHANGES IN NET ASSETS                                        (dollars in  thousands)

                                                                           Six months
                                                                               ended,          Year ended
                                                                             3/31/01*             9/30/00
Operations:
Net investment income                                                        $164,110            $311,066
Net unrealized appreciation (depreciation)
 on investments                                                                    45                 (82)
 Net increase in net assets
  resulting from operations                                                   164,155             310,984
Dividends Paid to
 Shareholders:
Dividends from net investment income:
  Class A                                                                    (163,998)           (310,985)
  Class B                                                                        (115)                (10)
Total dividends                                                              (164,113)           (310,995)

Capital Share Transactions:
 Proceeds from shares sold                                                  8,026,286          15,732,691
 Proceeds from shares issued in reinvestment
  of net investment income dividends                                          151,476             285,391
 Cost of shares repurchased                                                (7,176,705)        (16,463,123)
 Net increase (decrease) in net assets resulting
  from capital share transactions                                           1,001,057            (445,041)
Total Increase (Decrease) in Net Assets                                     1,001,099            (445,052)

Net Assets:
Beginning of period                                                         5,417,998           5,863,050
End of period                                                              $6,419,097          $5,417,998

*Unaudited

See Notes to Financial Statements


Cash Management Trust of America
Notes to Financial Statements                         (Unaudited)


1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The Cash Management Trust of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in high-quality short-term money market instruments.

The fund offers four classes of shares as described below:

Class A shares are sold without an initial sales charge.

Class B shares are sold without an initial sales charge but are subject to a contingent deferred sales charge ("CDSC") paid upon redemption. This charge declines from 5% to zero over a period of six years. Class B shares automatically convert to Class A shares after eight years.

Class C shares are sold without an initial sales charge but are subject to a CDSC of 1% for redemptions within one year of purchase. Class C shares automatically convert to Class F shares after ten years.

Class F shares, which are sold exclusively through fee-based programs, are sold without an initial sales charge or CDSC.

Holders of all classes of shares have equal pro rata rights to assets, dividends, liquidation and other rights. Each class has identical voting rights, except for exclusive rights to vote on matters affecting only its class. Each class of shares may have different distribution, administrative services and transfer agent fees and expenses. Differences in class-specific expenses will result in the payment of different per share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

NET ASSET VALUE - The fund uses the penny-rounding method of valuing its shares, in accordance with Securities and Exchange Commission ("SEC") rules. This method permits the fund to maintain a constant net asset value of $1.00 per share, provided the market value of the fund's shares does not deviate from $1.00 by more than one-half of 1% and the fund complies with other restrictions set forth in the SEC rules.

SECURITY VALUATION - Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the fund's Board of Trustees.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

CLASS ALLOCATIONS - Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net asset values. Distribution expenses, administrative services fees, certain transfer agent fees and other applicable class-specific expenses are accrued daily and charged to the respective share class.


2.  FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income is earned by the fund.

As of March 31, 2001, the cost of investment securities for book and federal income tax reporting purposes was $6,479,987,000.
Net unrealized depreciation on investments aggregated $5,000; $8,000 related to appreciated securities and $13,000 related to depreciated securities.


3.  FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $8,304,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company ("CRMC") with which certain officers and Trustees of the fund are affiliated.

The Investment Advisory and Service Agreement provides for monthly fees accrued daily, based on a series of rates beginning with 0.32% per annum of the first $1 billion of net assets decreasing to 0.27% of such assets in excess of $2 billion. For the six months ended March 31, 2001, the management services fee was equivalent to an annualized rate of 0.282% of average net assets.

DISTRIBUTION EXPENSES - The fund has adopted plans of distribution under which it may finance activities primarily intended to sell fund shares, provided the categories of expenses are approved in advance by the fund's Board of Trustees. The plans provide for annual expenses, based on average daily net assets, of up to 0.15% for Class A shares, 0.90% for Class B shares, 1.00% for Class C shares, and up to 0.50% for Class F shares.

All share classes may use a portion (0.15% for Class A and Class B shares and 0.25% for Class C and Class F shares) of these expenses to pay service fees, or to compensate American Funds Distributors, Inc. ("AFD"), for paying service fees to firms that have entered into agreements with AFD for providing certain shareholder services. The balance may be used for approved distribution expenses as follows:

CLASS A SHARES - There are no additional approved categories of expense for Class A shares. For the six months ended March 31, 2001, aggregate distribution expenses were $2,197,000, or 0.075% of average daily net assets attributable to Class A shares.

CLASS B SHARES - In addition to service fees of 0.15%, approved categories of expense include fees of 0.75% per annum of average daily net assets attributable to Class B shares payable to AFD. AFD sells the rights to receive such payments (as well as any contingent deferred sales charges payable in respect of shares sold during the period) in order to finance the payment of dealer commissions. For the six months ended March 31, 2001, aggregate distribution expenses were $23,000, or 0.90% of average daily net assets attributable to Class B shares.

CLASS C SHARES - In addition to service fees of 0.25%, the Board of Trustees has approved the payment of 0.75% per annum of average daily net assets attributable to Class C shares to AFD to compensate firms selling Class C shares of the fund. For the six months ended March 31, 2001, aggregate distribution expenses were $23, or 1.00% of average daily net assets attributable to Class C shares.

CLASS F SHARES - The plan has an expense limit of 0.50%. However, the Board of Trustees has presently approved expenses under the plan of 0.25% per annum of average daily net assets attributable to Class F shares. For the six months ended March 31, 2001, aggregate distribution expenses were $14, or 0.25% of average daily net assets attributable to Class F shares.

As of March 31, 2001, aggregate distribution expenses payable to AFD for all share classes were $362,000.

TRANSFER AGENT FEE - A fee of $5,360,000 was incurred during the six months ended March 31, 2001, pursuant to an agreement with American Funds Service Company ("AFS"), the transfer agent for the fund. As of March 31, 2001, aggregate transfer agent fees payable to AFS for Class A and Class B shares were $901,000.

ADMINISTRATIVE SERVICES FEES - The fund has an administrative services agreement with CRMC for Class C and Class F shares. Pursuant to this agreement, CRMC provides transfer agency and other related shareholder services. CRMC may contract with third parties to perform these services. Under the agreement, the fund pays CRMC a fee equal to 0.15% per annum of average daily net assets of Class C and Class F shares, plus amounts payable for certain transfer agency services according to a specified schedule. For the six months ended March 31, 2001, total fees under the agreement were $14. As of March 31, 2001, aggregate administrative services fees payable to CRMC for Class C and Class F shares were $14.

DEFERRED TRUSTEES' FEES - Trustees who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of March 31, 2001, the cumulative liability for the deferred amounts was $28,000.

AFFILIATED TRUSTEES AND OFFICERS - CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Officers of the fund and certain Trustees are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.


4.  INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, including maturities, of $25,776,113,000 and $24,861,660,000, respectively, during the six months ended March 31, 2001.

Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. For the six months ended March 31, 2001, the custodian fee of $173,000 includes $5,000 that was paid by these credits rather than in cash.

As of March 31, 2001, net assets consisted of the following:

                                                                    (dollars in thousands)
Capital paid in on shares of beneficial interest                                   $6,419,033
Undistributed net investment income                                                        69
Net unrealized depreciation                                                                (5)
Net Assets                                                                         $6,419,097


Capital share transactions in the fund were as follows:

                                                                   Six months            Six months
                                                                        ended                 ended
                                                                    March 31,             March 31,
                                                                         2001                  2001
                                                                 Amount (000)                Shares
Class A Shares:
  Sold                                                            $ 7,999,487         7,999,486,570
  Reinvestment of dividends and distributions                         151,381           151,380,632
  Repurchased                                                      (7,164,328)       (7,164,327,582)
   Net increase (decrease) in Class A                                 986,540           986,539,620
Class B Shares: /1/
  Sold                                                                 26,070            26,069,793
  Reinvestment of dividends and distributions                              95                95,169
  Repurchased                                                         (12,150)          (12,150,393)
   Net increase in Class B                                             14,015            14,014,569
Class C Shares: /2/
  Sold                                                                    233               232,973
  Reinvestment of dividends and distributions                               -                    31
  Repurchased                                                            (174)             (173,566)
   Net increase in Class C                                                 59                59,438
Class F Shares: /2/
  Sold                                                                    496               496,428
  Reinvestment of dividends and distributions                               -                    25
  Repurchased                                                             (53)              (52,688)
   Net increase in Class F                                                443               443,765
Total Net Increase (Decrease) in fund                             $ 1,001,057         1,001,057,392





                                                                   Year ended            Year ended
                                                                September 30,         September 30,
                                                                         2000                  2000
                                                                 Amount (000)                Shares
Class A Shares:
  Sold                                                            $15,730,750        15,730,750,102
  Reinvestment of dividends and distributions                         285,383           285,383,370
  Repurchased                                                     (16,461,971)      (16,461,971,145)
   Net increase (decrease) in Class A                                (445,838)         (445,837,673)
Class B Shares: /1/
  Sold                                                                  1,941             1,940,764
  Reinvestment of dividends and distributions                               8                 8,464
  Repurchased                                                          (1,152)           (1,152,237)
   Net increase in Class B                                                797               796,991
Class C Shares: /2/
  Sold                                                                      -                     -
  Reinvestment of dividends and distributions                               -                     -
  Repurchased                                                               -                     -
   Net increase in Class C                                                  -                     -
Class F Shares: /2/
  Sold                                                                      -                     -
  Reinvestment of dividends and distributions                               -                     -
  Repurchased                                                               -                     -
   Net increase  in Class F                                                 -                     -
Total Net Increase (Decrease) in fund                             $  (445,041)         (445,040,682)


/1/ Class B shares were not offered before
    March 15, 2000.
/2/ Class C and Class F shares were not
    offered before March 15, 2001.

Per-Share Data and Ratios

                                                                 Class A          Class A          Class A
                                                              Six months
                                                                   ended       Year Ended       Year Ended
                                                              March 31,     September 30,    September 30,
                                                            2001 /1/,/2/             2000             1999
Net Asset Value, Beginning of Period                               $1.00            $1.00            $1.00

 Income from Investment Operations :
  Net investment income                                          .028/3/          .055/3/             .045

   Total from investment operations                                 .028             .055             .045

 Less Distributions :
  Dividends (from net investment income)                           (.028)           (.055)           (.045)

   Total distributions                                             (.028)           (.055)           (.045)

Net Asset Value, End of Period                                     $1.00            $1.00            $1.00

Total Return /4/                                                    2.82%            5.66%            4.59%

Ratios/Supplemental Data:

 Net assets, end of period (in millions)                          $6,404           $5,417           $5,863

 Ratio of expenses to average net assets                         .60%/5/              .61%             .58%

 Ratio of net income to average net assets                      5.57%/5/             5.53%            4.52%





                                                                 Class A          Class A          Class A

                                                              Year Ended       Year Ended       Year Ended
                                                           September 30,    September 30,    September 30,
                                                                     1998             1997             1996
Net Asset Value, Beginning of Period                               $1.00            $1.00            $1.00

 Income from Investment Operations :
  Net investment income                                             .050             .049             .050

   Total from investment operations                                 .050             .049             .050

 Less Distributions :
  Dividends (from net investment income)                           (.050)           (.049)           (.050)

   Total distributions                                             (.050)           (.049)           (.050)

Net Asset Value, End of Period                                     $1.00            $1.00            $1.00

Total Return /4/                                                    5.15%            5.03%            5.06%

Ratios/Supplemental Data:

 Net assets, end of period (in millions)                          $4,604           $3,527           $3,304

 Ratio of expenses to average net assets                             .58%             .57%             .60%

 Ratio of net income to average net assets                          5.02%            4.93%            4.95%






                                                                 Class B          Class B          Class C
                                                              Six months
                                                                   ended      March 15 to      March 15 to
                                                              March 31,     September 30,        March 31,
                                                            2001 /1/,/2/         2000 /1/     2001 /1/,/2/
Net Asset Value, Beginning of Period                               $1.00            $1.00            $1.00

 Income from Investment Operations :
  Net investment income                                             .024             .027             .002

   Total from investment operations                                 .024             .027             .002

 Less Distributions :
  Dividends (from net investment income)                           (.024)           (.027)           (.002)

   Total distributions                                             (.024)           (.027)           (.002)

Net Asset Value, End of Period                                     $1.00            $1.00            $1.00

Total Return /4/                                                    2.37%            2.73%             .15%

Ratios/Supplemental Data:

 Net assets, end of period (in millions)                             $15               $1                 -

 Ratio of expenses to average net assets                        1.42%/5/         1.43%/5/              .07%

 Ratio of net income to average net assets                      4.56%/5/         5.21%/5/              .15%





                                                                 Class F

                                                             March 15 to
                                                               March 31,
                                                            2001 /1/,/2/
Net Asset Value, Beginning of Period                               $1.00

 Income from Investment Operations :
  Net investment income /3/                                         .001

   Total from investment operations                                 .001

 Less Distributions :
  Dividends (from net investment income)                           (.001)

   Total distributions                                             (.001)

Net Asset Value, End of Period                                     $1.00

Total Return /4/                                                     .06%

Ratios/Supplemental Data:

 Net assets, end of period (in millions)                                -

 Ratio of expenses to average net assets                             .03%

 Ratio of net income to average net assets                           .19%



/1/ Based on operations for the period
    shown and, accordingly,
    not representative of a full year.
/2/ Unaudited
/3/ Based on average shares outstanding.
/4/ Total returns exclude all sales
    charges, including contingent
    deferred sales charges.
/5/ Annualized.

SHARE RESULTS: CLASS B, CLASS C, AND CLASS F

Average annual compund returns for periods ended
    March 31, 2001:                                                                     Lifetime*   12 months

CLASS B SHARES
   reflecting 5% maximum contingent deferred sales charge
      (CDSC), payable only if shares are sold                                              +1.12%      -0.01%
   not reflecting CDSC                                                                     +4.94%      +4.99%

CLASS C AND CLASS F SHARES
   Results reflecting CDSC for these shares are not shown because of the brief time between their introduction on March 15, 2001, and the end of the period.

* From March 15, 2001, when B shares first became available.


THE U.S. TREASURY MONEY FUND OF AMERICA
Investment Portfolio
March 31, 2001
                                                                                              (Unaudited)

                                                                                 Principal         Market
                                                                      Yield at      Amount          Value
                                                                   Acquisition        (000)         (000)
U.S. Treasury Securities - 100.23%
U.S. Treasury Bills 4/5/01                                         4.86%-5.07%      $73,590       $73,542
U.S. Treasury Bills 4/12/01                                        4.60%-5.10%       51,400        51,319
U.S. Treasury Bills 4/19/01                                        4.87%-5.17%       80,930        80,716
U.S. Treasury Bills 4/26/01                                        4.82%-5.03%       49,105        48,940
U.S. Treasury Bills 5/3/01                                         4.74%-4.98%       31,365        31,234
U.S. Treasury Bills 5/10/01                                        4.46%-4.74%        5,840         5,811
U.S. Treasury Bills 5/24/01                                               4.59%      45,860        45,569
U.S. Treasury Bills 5/31/01                                        4.38%-4.72%        9,630         9,561
U.S. Treasury Bills 6/14/01                                               4.53%      25,300        25,084
U.S. Treasury Bills 6/21/01                                        4.22%-4.40%        9,360         9,275
U.S. Treasury Bills 6/28/01                                        4.20%-4.40%       18,565        18,376
U.S. Treasury Bills 7/12/01                                        4.19%-4.21%       23,350        23,075

Total Investment Securities   (cost:$422,398,000)                                                 422,502
Excess of payables over cash and receivables                                                          961

NET ASSETS                                                                                       $421,541


See Notes to Financial Statements

The U.S. Treasury Money Fund of America
FINANCIAL STATEMENTS
                                                                                        Unaudited)
STATEMENT OF ASSETS AND LIABILITIES
at March 31, 2001                                                          (dollars in  thousands)

Assets:
Investment securities at market
 (cost: $422,398)                                                                              $422,502
Cash                                                                                                339
Receivables for -
 Sales of fund's shares                                                                           3,690
                                                                                                426,531
Liabilities:
Payables for -
 Repurchases of fund's shares                                                   $4,729
 Dividends on fund's shares                                                         62
 Management services                                                               102
 Other expenses                                                                     97            4,990

Net Assets at March 31, 2001                                                                   $421,541

Shares of beneficial interest issued and outstanding -
 Unlimited shares authorized
 Shares outstanding                                                                         421,436,531
 Net asset value per share                                                                        $1.00


                                                                                            (Unaudited)
STATEMENT OF OPERATIONS
for the six months ended March 31, 2001                                    (dollars in  thousands)
Investment Income:
Income:
 Interest                                                                                       $11,210

Expenses:
 Management services fee                                                          $575
 Distribution expenses                                                             191
 Transfer agent fees                                                               397
 Reports to shareholders                                                            13
 Registration statement and prospectus                                              68
 Postage, stationery and supplies                                                   48
 Trustees' fees                                                                      9
 Auditing and legal fees                                                            29
 Custodian fee                                                                      13
 Taxes other than federal income tax                                                 6
 Other expenses                                                                      5            1,354
 Net investment income                                                                            9,856

Unrealized Appreciation on Investments:
 Net unrealized
  appreciation on investments                                                                        20

Net Increase in Net Assets Resulting
 from Operations                                                                                 $9,876


STATEMENT OF CHANGES IN NET ASSETS                                         (dollars in  thousands)

                                                                            Six months
                                                                                ended        Year ended
                                                                              3/31/01*          9/30/00
Operations:
Net investment income                                                           $9,856          $20,880
Net unrealized appreciation
 on investments                                                                     20                6
 Net increase in net assets
  resulting from operations                                                      9,876           20,886

Dividends Paid to Shareholders                                                  (9,857)         (20,879)

Capital Share Transactions:
 Proceeds from shares sold                                                     367,664          840,272
 Proceeds from shares issued in reinvestment
  of net investment income dividends                                             9,240           19,527
 Cost of shares repurchased                                                   (324,755)        (957,128)
 Net increase (decrease) in net assets resulting
  from capital share transactions                                               52,149          (97,329)
Total Increase (Decrease) in Net Assets                                         52,168          (97,322)

Net Assets:
Beginning of period                                                            369,373          466,695
End of period                                                                 $421,541         $369,373

*Unaudited

See Notes to Financial Statements

THE U.S. TREASURY MONEY FUND OF AMERICA
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The U.S. Treasury Money Fund of America (the ["fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in U.S. Treasury securities maturing in one year or less.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

NET ASSET VALUE - The fund uses the penny-rounding method of valuing its shares, in accordance with Securities and Exchange Commission ("SEC") rules. This method permits the fund to maintain a constant net asset value of $1.00 per share, provided the market value of the fund's shares does not deviate from $1.00 by more than one-half of 1% and the fund complies with other restrictions set forth in the SEC rules.

SECURITY VALUATION - Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the fund's Board of Trustees.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

DIVIDENDS TO SHAREHOLDERS - Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.


2.  FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income is earned by the fund.

As of March 31, 2001, the cost of investment securities for book and federal income tax reporting purposes was $422,000. Net unrealized appreciation on investments aggregated $104,000 of which all related to appreciated securities.


3.  FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $575,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company ("CRMC") with which certain officers and Trustees of the fund are affiliated.

The Investment Advisory and Service Agreement provides for monthly fees accrued daily, based on an annual rate of 0.300% of the first $800 million of net assets and 0.285% of such assets in excess of $800 million.

DISTRIBUTION EXPENSES - The fund has adopted plans of distribution under which it may finance activities primarily intended to sell fund shares, provided the categories of expenses are approved in advance by the fund's Board of Trustees. The plans provide for annual expenses, based on average daily net assets, of up to 0.15%.

The fund may use these expenses to pay service fees, or to compensate American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares, for paying service fees to firms that have entered into agreements with AFD for providing certain shareholder services.

For the six months ended March 31, 2001, aggregate distribution expenses were $191,000, or 0.10% of average daily net assets. As of March 31, 2001, aggregate distribution expenses payable to AFD were $32,000.

TRANSFER AGENT FEE - A fee of $397,000 was incurred during the six months ended March 31, 2001, pursuant to an agreement with American Funds Service Company ("AFS"), the transfer agent for the fund. As of March 31, 2001, aggregate transfer agent fees payable to AFS were $42,000.

DEFERRED TRUSTEES' FEES - Trustees who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of March 31, 2001, cumulative liability for the deferred amounts was $1,000.

AFFILIATED TRUSTEES AND OFFICERS - CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Officers of the fund and certain Trustees are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.


4.  INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, including maturities, of $1,093,281,000 and $1,058,573,000, respectively, during the six months ended March 31, 2001.

Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. For the six months ended March 31, 2001, the custodian fee of $13,000 includes $3,000 that was paid by these credits rather than in cash.

As of March 31, 2001, net assets consisted of the following:

                                                                      (dollars in thousands)
Capital paid in on shares of beneficial interest                                    $421,437
Net unrealized appreciation                                                              104
Net Assets                                                                          $421,541


Capital share transactions in the fund were as follows:

THE U.S. TREASURY MONEY FUND OF AMERICA
Capital Share Transactions



                                                            Six months        Six months
                                                                 ended             ended
                                                             March 31,         March 31,
                                                                  2001              2001
                                                          Amount (000)            Shares
Sold                                                          $367,664       367,663,740
 Reinvestment of dividends                                       9,240         9,240,295
 Repurchased                                                  (324,755)     (324,754,631)
Total net increase (decrease)                                  $52,149        52,149,404





                                                            Year ended        Year ended
                                                         September 30,     September 30,
                                                                   2000              2000
                                                          Amount (000)            Shares
Sold                                                          $840,272       840,272,661
 Reinvestment of dividends                                      19,527        19,526,770
 Repurchased                                                  (957,128)     (957,128,378)
Total net increase (decrease)                                 ($97,329)      (97,328,947)


THE U.S. TREASURY MONEY FUND OF AMERICA
Per-Share Data and Ratios


                                                              Six months
                                                                   ended       Year ended       Year ended
                                                               March 31,    September 30,    September 30,
                                                            2001 /1/,/2/             2000             1999
Net Asset Value, Beginning of Period                               $1.00            $1.00            $1.00

 Income from Investment Operations :
  Net investment income                                          .026/3/          .049/3/              .039

   Total from investment operations                                 .026             .049             .039

 Less Distributions :
  Dividends (from net investment income)                           (.026)           (.049)           (.039)

   Total distributions                                             (.026)           (.049)           (.039)

Net Asset Value, End of Period                                      $1.00            $1.00            $1.00

Total Return                                                        2.59%            5.00%            4.00%

Ratios/Supplemental Data:

 Net assets, end of period (in millions)                            $422             $369             $467

 Ratio of expenses to average net assets                         .71%/4/              .62%             .59%

 Ratio of net income to average net assets                      5.14%/4/             4.81%            3.95%





                                                              Year ended       Year ended       Year ended
                                                           September 30,    September 30,    September 30,
                                                                     1998             1997             1996
Net Asset Value, Beginning of Period                               $1.00            $1.00            $1.00

 Income from Investment Operations :
  Net investment income                                              .045             .046             .046

   Total from investment operations                                  .045             .046             .046

 Less Distributions :
  Dividends (from net investment income)                           (.045)           (.046)           (.046)

   Total distributions                                             (.045)           (.046)           (.046)

Net Asset Value, End of Period                                     $1.00            $1.00            $1.00

Total Return                                                        4.63%            4.71%            4.66%

Ratios/Supplemental Data:

 Net assets, end of period (in millions)                            $356             $279             $256

 Ratio of expenses to average net assets                             .59%             .53%             .65%

 Ratio of net income to average net assets                          4.49%            4.61%            4.53%


/1/ Based on operations for the period
    shown and, accordingly,
    not representative of a full year.
/2/ Unaudited.
/3/ Based on average shares outstanding.
/4/ Annualized.

THE TAX-EXEMPT MONEY FUND OF AMERICA
Investment Portfolio, March 31, 2001

                                                                                         Principal    Market
                                                                              Yield at      Amount     Value
Municipal Securities                                                       Acquisition        (000)     (000)

ALASKA  -  4.45%
City of Valdez:
 Marine Terminal Revenue Refunding Bonds
  (ARCO Transportation Alaska, Inc. Project), TECP:
   1994 Series A:
    3.20% 4/2/01                                                                   3.20       1,700     1,700
    3.20% 4/9/01                                                                   3.20       2,000     2,000
    3.05% 5/22/01                                                                  3.05       4,000     4,000
    3.10% 5/23/01                                                                  3.10       1,000     1,000
   1994 Series C, 3.15% 4/3/01                                                     3.15       3,900     3,900
  (Mobil Alaska Pipeline Co. Project), 1993 Series A,                              3.35       1,700     1,700
 3.35% 11/1/03*

ARIZONA  -  5.44%
Salt River Project Agricultural Improvement and Power
 District, Promissory Notes, TECP:
 Series A:
  3.30% 4/4/01                                                                     3.30       1,500     1,500
  3.30% 4/5/01                                                                     3.30       1,100     1,100
  3.20% 5/21/01                                                                    3.20       2,950     2,950
  3.20% 5/21/01                                                                    3.20         500       500
  3.05% 5/22/01                                                                    3.05       1,000     1,000
 Series B:
  2.85% 4/4/01                                                                     2.85       2,000     2,000
  3.35% 4/6/01                                                                     3.35       4,000     4,000
Department of Transportation, Transportation Excise                                3.31       1,000     1,004
 Tax Revenue Bonds (Maricopa County Regional Area
 Road Fund), 1998 Series A, 5.00% 7/1/01
Transportation Board, Subordinated Highway Revenue                                 2.85       2,370     2,425
 Bonds, Series 1991 A, 6.45% 7/1/06
 (Prerefunded 7/1/01)
County of Apache, Industrial Development Revenue Bonds                             3.55       1,000     1,000
 (Tuscon Electric Power Co. Springerville Project),
 1983 Series B, 3.55% 12/15/18 *

COLORADO  -  2.80%
General Fund Tax and Revenue Anticipation Notes,                                   4.29       5,000     5,022
 Series 2000A, 5.00% 6/27/01
Regional Transportation District, Master Lease
 Purchase Agreement II, Certificate
 of Participation (2000A Transit Vehicles Project),                                3.10       3,970     3,984
 Series 2000A, MBIA Insured, 5.25% 6/1/01

DELAWARE  -  0.62%
Economic Development Authority, Industrial Development
 Revenue Bonds (Delaware Clean Power Project),
Series 1997D, AMT, 3.70% 8/1/29*                                                   3.70       2,000     2,000

DISTRICT OF COLUMBIA  -  5.82%
Multimodal Revenue Bonds (American National Red Cross
 Issue), Series 2000, TECP:
 3.30% 4/6/01                                                                      3.30       5,000     5,000
 3.35% 4/11/01                                                                     3.35       1,600     1,600
 3.25% 5/21/01                                                                     3.25       2,100     2,100
Revenue Bonds (National Academy of Sciences Project),
 Series 1999 B, TECP:
 3.25% 4/18/01                                                                     3.25       2,500     2,500
 3.25% 4/26/01                                                                     3.25       4,000     4,000
 3.30% 5/30/01                                                                     3.30       1,000     1,000
 3.35% 5/15/01                                                                     3.35       2,500     2,500

FLORIDA  -  5.04%
Full Faith and Credit, State Board of Education,
 Public Education Capital Outlay Bonds, Series 1991-A:
 6.70% 6/1/07(Prerefunded 6/1/01)                                                  3.17       3,925     3,986
 6.75% 6/1/21(Prerefunded 6/1/01)                                                  3.27       3,300     3,353
Department of Environmental Protection, Preservation                               2.81       2,000     2,009
 2000 Revenue Bonds, Series 1998B, FSA Insured,
 5.00% 7/1/01
Dade County, Seaport General Obligation Bonds, Series                              2.84       1,000     1,026
 1992, 6.25% 10/1/21 (Prerefunded 10/1/01)
Jacksonville Electric Authority, Electric System,
 Series C-1, TECP:
 3.15% 4/4/01                                                                      3.15       1,600     1,600
 3.20% 4/10/01                                                                     3.20       1,500     1,500
Orange County, Tourist Development Tax Revenue Bonds,                              3.27       1,000     1,011
 Series 2000, AMBAC Insured, 5.25% 10/1/01
City of Port St. Lucie, Local Option Gas Tax                                       3.21       1,685     1,694
 Improvement Revenue Bonds, Series 2000, 4.50% 9/1/01

GEORGIA  -  2.57%
General Obligation Bonds, Series 1997A, 6.25% 4/1/01                               6.25       1,600     1,600
Municipal Electric Authority,  Commercial Paper
 Program, Project One Bond Anticipation Notes, TECP:
 Series 1985 A, 3.30% 4/5/01                                                       3.30       1,000     1,000
 Series 1985 B:
  3.10% 4/3/01                                                                     3.10       2,000     2,000
  3.05% 4/4/01                                                                     3.05       3,650     3,650

HAWAII - 0.36%
Highway Revenue Bonds, Series 1998, FGIC Insured,                                  3.30       1,140     1,145
 5.00% 7/1/01

ILLINOIS  -  1.76%
Development Finance Authority, Variable Rate Demand
 Revenue Bonds, Series 1999 (Metropolitan
Family Services Project), 3.55% 1/1/29*                                            3.55       3,000     3,000
City of Chicago, Second Lien Water Revenue Bonds,                                  3.50       2,640     2,640
 Series 2000 (the "Bonds"), 3.50% 11/1/30*

LOUISIANA  -  0.34%
South Louisiana Port Commission, Port Facility Revenue                             3.55       1,100     1,100
 Bonds (Holnam Inc. Project), Series 1997, AMT,
 3.55% 1/1/27*

MARYLAND  -  3.36%
Health and Higher Education Facilities Authority,
 Pooled Loan Program Revenue Notes (The John Hopkins
 Hospital), Series C, TECP, 3.25% 5/21/01                                          3.25       4,000     4,001
Baltimore County:
 Consolidated Public Improvement Bonds, Series 1998,                               2.80       1,995     2,002
 4.50% 7/1/01
 Consolidated Commercial Paper Bond Anticipation Notes,                            3.25       1,100     1,100
 Series 1995, TECP, 3.25% 4/5/01
Howard County, Multifamily Housing Revenue Refunding                               3.45       1,900     1,900
 Bonds (Avalon Meadows Apartments Project), Series
 1996, 3.45% 6/15/26*
Washington Suburban Sanitary District, General                                     3.42       1,750     1,796
 Construction Bonds of 1991 (First Series), 6.90%
 6/1/11 (Prerefunded 6/1/01)

MASSACHUSETTS  -  3.34%
General Obligation Bond Anticipation Notes, 2000                                   4.23       3,000     3,024
 Series A, 5.00% 9/6/01
Development Finance Agency, First Mortgage Revenue                                 3.25       1,000     1,000
 Bonds (Lassell Village Project), Series 1998C,
 3.25% 12/1/08*
Water Resources Authority, TECP:
 Series 1994, 3.10% 5/10/01                                                        3.10       1,700     1,700
 Series 1995, 3.10% 5/18/01                                                        3.10       5,000     5,000

MICHIGAN  -  1.25%
Municipal Bond Authority, Revenue Notes, Series                                    4.30       2,000     2,014
 2000C-2, 5.00% 8/23/01
Regents of the University of Michigan, Series A, TECP,                             3.05       2,000     2,000
 3.05% 5/4/01

MINNESOTA  -  4.33%
General Obligation State Various Purpose Bonds:
 5.00% 8/1/01                                                                      3.20       1,000     1,006
 5.70% 8/1/01                                                                      4.27       1,500     1,513
City of Rochester, Health Care Facilities Revenue
Bonds (Mayo Foundation/Mayo Medical Center),
 Adjustable Tender, TECP:
 Series 1992A:
  3.05% 5/3/01                                                                     3.05       1,000     1,000
  3.00% 5/7/01                                                                     3.00       1,900     1,900
  3.00% 5/9/01                                                                     3.00       2,900     2,900
 Series 2000C, 3.00% 5/10/01                                                       3.00       5,600     5,600

MISSOURI  -  1.56%
General Obligation Refunding Bonds, Series A 1992,                                 3.85       1,400     1,409
 5.00% 8/1/01
Higher Education Loan Authority, Adjustable Rate
 Demand Student Loan Revenue Bonds, AMT,
 3.60% 6/1/20*                                                                     3.60       3,600     3,600

MISSISSIPPI  -  0.81%
Jackson County, Port Facility Refunding Revenue Bonds
 (Chevron U.S.A. Project):*
 3.75% 6/1/23                                                                      3.75       1,000     1,000
 3.80% 6/1/23                                                                      3.80       1,600     1,600

NEW MEXICO  -  2.66%
Tax and Revenue Anticipation Notes, Series 2000-2001,                              4.33       7,000     7,030
 5.00% 6/29/01
Severance Tax Bonds, Series 1999B, 5.00% 7/1/01                                    3.26       1,500     1,507

NEW YORK - 1.85%
Municipal Assistance Corp. for the City of New York:
 Series 1997H, 5.00% 7/1/01                                                        4.30       1,860     1,869
 Series 1999N, 5.00% 7/1/01                                                        4.30       1,160     1,166
County of Nassau, General Improvement Bonds:
 Series A, MBIA Insured, 4.00% 6/1/01                                              3.30       1,800     1,803
 Series Z, FGIC Insured, 4.25% 9/1/01                                              3.26       1,095     1,100

NORTH CAROLINA  -  1.18%
Educational Facilities Finance Agency, Revenue Bonds
 (Duke University Project), Series 1992A,
 3.40% 6/1/27*                                                                     3.40       2,800     2,800
The Guilford County Industrial Facilities and
Pollution Control Financing Authority, Industrial
 Development Revenue Bonds (Neal Manufacturing, Inc.
 Project), Series 1997, AMT, 3.65% 11/1/13*                                        3.65       1,000     1,000

OHIO  -  3.36%
City of Cleveland, Subordinated Income Tax Variable                                3.55       4,420     4,420
 Rate Refunding Bonds, Series 1994, 3.55% 5/15/24*
County of Hamilton, Hospital Revenue Bonds (Bethesda                               3.35       2,000     2,000
 Hospital, Inc.), Series 1995, 3.35% 2/15/24*
Ohio State University, Revenue Bonds:*
 Series 1997, 3.25% 12/1/07                                                        3.25       2,680     2,680
 Series 1999B, 3.30% 12/1/14                                                       3.30       1,700     1,700

PENNSYLVANIA  -  1.74%
Delaware County Industrial Development Authority:
 Pollution Control Revenue Refunding Bonds                                         3.20       4,600     4,600
 (Philadelphia Electric Co. Project), 1998 Series A,
 FGIC Insured, TECP, 3.20% 4/9/01
 Solid Waste Revenue Bonds (Scott Paper Co. Project),                              3.55       1,000     1,000
 Series 1998C, 5.60% 12/1/18*

SOUTH CAROLINA  -  4.30%
Public Service Authority (Santee Cooper Hydroelectric
 Project),  Series 1983, TECP:
 3.30% 4/5/01                                                                      3.30       1,800     1,800
 3.30% 4/12/01                                                                     3.30       1,000     1,000
 3.00% 5/2/01                                                                      3.00       4,000     4,000
 3.00% 5/3/01                                                                      3.00       2,500     2,500
 3.00% 5/4/01                                                                      3.00       2,500     2,500
 3.20% 5/23/01                                                                     3.20       2,000     2,000

TENNESSEE  -  4.83%
General Obligation Bond Anticipation Notes,
 Series A, TECP:
 3.30% 5/1/01                                                                      3.30       6,000     6,000
 3.35% 5/3/01                                                                      3.35       4,000     4,000
Public Building Authority of the County of Montgomery,
 Adjustable Rate Pooled Financing Revenue Bonds
 (Tennesse County Loan Pool), Series 1997,                                         3.55       2,000     2,000
 3.55% 11/1/27*
Health, Educational and Housing Facility Board of the
 County of Shelby, Revenue Bonds
 (Baptist Memorial Hospital Project), Series 2000:
 3.35% 5/29/01                                                                     3.59       2,000     2,005
 3.35% 5/30/01                                                                     3.35       1,500     1,500


TEXAS  -  19.34%
Tax and Revenue Anticipation Notes, Series 2000,                                   4.11       4,400     4,438
 5.25% 8/31/01
Texas Public Finance Authority, TECP:
 Series 1996B, 3.55% 4/2/01                                                        3.55       1,500     1,500
 Series 1993A, 3.10% 4/30/01                                                       3.10       3,000     3,000
Brazos Higher Education Authority, Inc., Student Loan                              3.50       1,000     1,000
 Revenue Bonds, Series 1993 B-1, AMT, 3.50% 6/1/23*
Brazos River Authority, Collateralized Pollution
 Control Revenue Refunding Bonds
 (Texas Utilities Electric Co. Project), Series 1994A,
 AMT, TECP:
 3.05% 5/4/01                                                                      3.05       2,000     2,000
 3.15% 5/4/01                                                                      3.15       1,500     1,500
 3.40% 4/10/01                                                                     3.40       1,700     1,700
Harris County General Obligation Notes, TECP:
 Series C:
  3.15% 4/2/01                                                                     3.15       2,204     2,204
  3.20% 4/6/01                                                                     3.20       4,000     4,000
Gulf Coast Waste Disposal Authority, Pollution Control
 Revenue Refunding Bonds (Exxon Project), 1995 Series,
 3.70% 6/1/20*                                                                     3.70       3,375     3,375
Harris County Flood Control District, Improvement and                              3.18       1,000     1,012
 Refunding Bonds, Series 1993, 5.60% 10/1/01
City of Houston:
 General Obligation Commercial Paper Notes, TECP:
  Series A:
   3.25% 5/2/01                                                                    3.25       4,500     4,500
   3.40% 5/16/01                                                                   3.40       1,000     1,000
   3.40% 5/16/01                                                                   3.40       2,000     2,000
   3.55% 4/3/01                                                                    3.55       3,000     3,000
  Series C:
   3.25% 5/1/01                                                                    3.25       1,000     1,000
   3.30% 5/1/01                                                                    3.30       2,500     2,500
 Tax and Revenue Anticipation Notes, Series 2000,                                  4.08       1,000     1,004
 5.00% 6/30/01
City of Midlothian Industrial Development Corp.,
 Variable Rate Demand Pollution Control Revenue Bonds
 (Box-Crow Cement Co. Project), 3.45% 12/1/09*                                     3.45       4,300     4,300
Board of Regents of the University of Texas System,
 Permanent University Flexible Rate Notes:
 Series A:
  3.15% 4/2/01                                                                     3.15       2,500     2,500
  3.15% 4/9/01                                                                     3.15       1,000     1,000
  3.35% 4/5/01                                                                     3.35       3,000     3,000
 Series 1991, 6.50% 7/1/11 (Prerefunded 7/1/01)                                    3.03       2,000     2,057
South Texas Higher Education Authority, Inc. Student
 Loan Revenue Bonds, Series 1997, AMT, MBIA Insured:*
 3.50% 12/1/27                                                                     3.50       4,900     4,900
 3.50% 12/1/29                                                                     3.50       3,600     3,600

UTAH  -  3.39%
Intermountain Power Agency, Power Supply Revenue Bonds,
 1985 Series F, AMBAC Insured, TECP:
 3.20% 4/9/01                                                                      3.20       3,000     3,000
 3.35% 4/10/01                                                                     3.35       2,400     2,400
 3.35% 4/11/01                                                                     3.35       2,000     2,000
 3.30% 4/12/01                                                                     3.30       3,500     3,500

VIRGINIA  -  1.49%
Metropolitan Washington Airports Authority, Flexible                               3.35       4,800     4,800
 Term PFC Revenue Notes, Series 1999A, AMT, TECP,
 3.35% 4/16/01

WASHINGTON  -  4.43%
Public Power Supply System, Project No. 1 Refunding
 Electric Revenue Bonds:
 Series 1991A:
  6.875% 7/1/17 (Prerefunded 7/1/01)                                               2.29       3,000     3,087
  6.50% 7/1/18 (Prerefunded 7/1/01)                                                2.28       1,000     1,028
 Series 1993-1A, 3.40% 7/1/17*                                                     3.40       2,240     2,240
Port of Seattle:
 General Obligation Bonds, Series 1985, 3.40% 1/1/05*                              3.40       1,900     1,900
 Subordinate Lien Revenue Notes, TECP:
  Series A, 3.15% 4/3/01                                                           3.15       4,790     4,790
  Series B, AMT, 3.10% 4/5/01                                                      3.10       1,200     1,200

WEST VIRGINIA  -  2.02%
The County Commission of Marion County, Solid Waste
 Disposal Facility Revenue Bonds,
1990 Series A (Grant Town Cogeneration Project),                                   3.55       1,500     1,500
 AMT, 3.55% 10/1/17*
The County Commission of Putnam County, Solid Waste
 Disposal Revenue Bonds (Toyota Motor Manufacturing
 Project),
2000 Series A, AMT, 3.50% 4/1/30*                                                  3.50       5,000     5,000

WISCONSIN  -  2.33%
General Obligation Bonds, Series 1997A, TECP:
 3.15% 4/2/01                                                                      3.15       2,000     2,000
 3.35% 4/10/01                                                                     3.35       2,474     2,474
 3.05% 5/22/01                                                                     3.05       3,012     3,011

WYOMING  -  1.87%
Tax and Revenue Anticipation Notes, Series 2000A,                                  4.30       3,000     3,013
 5.00% 6/27/01
Sweetwater County, Customized Purchase Pollution
 Control Revenue Refunding Bonds (PacifiCorp Project),
 Series 1988A, TECP:
 3.25% 4/4/01                                                                      3.25       2,000     2,000
 3.15% 4/5/01                                                                      3.15       1,000     1,000

Total Municipal Securities (cost: $316,724,000)                                                       316,877
Excess of cash and receivables over payables                                                            4,371

NET ASSETS                                                                                           $321,248

*Coupon rate may change periodically.

See Notes to Financial Statements

THE TAX-EXEMPT MONEY FUND OF AMERICA
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES                                                                   Unaudited
at March 31, 2001                                                                           (dollars thousands)

Assets:
Investment securities at market
 (cost: $316,724)                                                                                      $316,877
Cash                                                                                                      1,510
Receivables for -
 Sales of fund's shares                                                     $3,185
 Accrued Interest                                                            2,420                        5,605
                                                                                                        323,992

Liabilities:
Payables for -
 Purchases of investments                                                    2,054
 Repurchases of fund's shares                                                  443
 Dividends on fund's shares                                                     52
 Management services                                                           101
 Other expenses                                                                 94                        2,744

Net Assets at March 31, 2001 -                                                                         $321,248

Shares of beneficial interest issued and outstanding-
 Unlimited shares authorized
 Shares outstanding                                                                                 321,199,454
 Net asset value per share                                                                                $1.00




STATEMENT OF OPERATIONS                                                                               Unaudited
for the six months ended March 31, 2001                                                     (dollars thousands)
Investment Income:
Income:
 Interest                                                                                                $5,725

Expenses:
 Management services fee                                                      $572
 Distribution expenses                                                          57
 Transfer agent fees                                                            94
 Reports to shareholders                                                         4
 Registration statement and prospectus                                          29
 Postage, stationery and supplies                                               15
 Trustees' fees                                                                  9
 Auditing and legal fees                                                        20
 Custodian fee                                                                  10
 Taxes other than federal income tax                                             3                          813
 Net investment income                                                                                    4,912



 Unrealized Appreciation on Investments:
  Net unrealized appreciation on investments                                                                178
Net Increase in Net Assets Resulting
 from Operations                                                                                         $5,090



STATEMENT OF CHANGES IN NET ASSETS                                                       (dollars in thousands)

                                                                        Six months
                                                                            ended                    Year ended
                                                                        3/31/2001*                       9/30/00
Operations:
Net investment income                                                       $4,912                       $8,866
Net unrealized appreciation (depreciation)
 on investments                                                                178                          (11)
 Net increase in net assets
  resulting from operations                                                 $5,090                       $8,855

Dividends Paid to Shareholders:                                             (4,945)                      (8,875)

Capital Share Transactions:
 Proceeds from shares sold                                                 295,619                      516,723
 Proceeds from shares issued in reinvestment
  of net investment income dividends
 Cost of shares repurchased                                               (254,550)                    (504,880)
 Net increase in net assets resulting
  from capital share transactions                                           45,601                       20,082
Total Increase in Net Assets                                                45,746                       20,062

Net Assets:
Beginning of period                                                        275,502                      255,440
End of period                                                             $321,248                     $275,502

*Unaudited

See Notes to Financial Statements

THE TAX-EXEMPT MONEY FUND OF AMERICA
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The Tax-Exempt Money Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income free from federal taxes, while preserving capital and maintaining liquidity, through investments in high-quality municipal securities with effective maturities of one year or less.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

NET ASSET VALUE - The fund uses the penny-rounding method of valuing its shares, in accordance with Securities and Exchange Commission ("SEC") rules. This method permits the fund to maintain a constant net asset value of $1.00 per share, provided the market value of the fund's shares does not deviate from $1.00 by more than one-half of 1% and the fund complies with other restrictions set forth in the SEC rules.

SECURITY VALUATION - Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the fund's Board of Trustees.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

DIVIDENDS TO SHAREHOLDERS - Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.


2.  FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income is earned by the fund.

As of March 31, 2001, the cost of investment securities for book and federal income tax reporting purposes was $316,724,000. Net unrealized appreciation on investments aggregated $153,000; $158,000 related to appreciated securities and $5,000 related to depreciated securities.


3.  FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $572,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company ("CRMC") with which certain officers and Trustees of the fund are affiliated.

The Investment Advisory and Service Agreement provides for monthly fees accrued daily, based on a series of rates beginning with 0.39% per annum of the first $200 million of net assets decreasing to 0.29% of such assets in excess of $1.2 billion. For the six months ended March 31, 2001, the management services fee was equivalent to an annualized rate of 0.298% of average net assets.

DISTRIBUTION EXPENSES - The fund has adopted plans of distribution under which it may finance activities primarily intended to sell fund shares, provided the categories of expenses are approved in advance by the fund's Board of Trustees. The plans provide for annual expenses, based on average daily net assets, of up to 0.15%.

The fund may use these expenses to pay service fees, or to compensate American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares, for paying service fees to firms that have entered into agreements with AFD for providing certain shareholder services.

For the six months ended March 31, 2001, aggregate distribution expenses were $57,000, or 0.04% of average daily net assets. As of March 31, 2001, aggregate distribution expenses payable to AFD were $9,000.

TRANSFER AGENT FEE - A fee of $94,000 was incurred during the six months ended March 31, 2001, pursuant to an agreement with American Funds Service Company
(AFS), the transfer agent for the fund. As of March 31, 2001, aggregate transfer agent fees payable to AFS were $16,000.

DEFERRED TRUSTEES' FEES - Trustees who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of March 31, 2001, cumulative liability for the deferred amounts was $2,000.

AFFILIATED TRUSTEES AND OFFICERS - CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Officers of the fund and certain Trustees are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.


4.  INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, including maturities, of $698,635,000 and $687,481,000, respectively, during the six months ended March 31, 2001.

Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. For the six months ended March 31, 2001, the custodian fee of $10,000 includes $7,000 that was paid by these credits rather than in cash.

As of March 31, 2001, net assets consisted of the following:

                                                                   (dollars in thousands)
Capital paid in on shares of benificial interest                                     $321,200
Distributions in excess of net investment income                                        (105)
Net unrealized appreciation                                                              153
Net Assets                                                                           $321,248

Capital share transactions in the fund were as follows:

CAPITAL SHARE TRANSACTIONS TABLE:


                                                                 For six months    For six months
                                                                          ended             ended
                                                                      March 31,         March 31,
                                                                           2001              2001
                                                                   Amount (000)            Shares
  Sold                                                                 $295,619       295,619,503
  Reinvestment of dividends and distributions                             4,532         4,532,357
  Repurchased                                                          (254,550)     (254,550,215)
   Net increase                                                         $45,601        45,601,645



                                                                           Year              Year
                                                                          ended             ended
                                                                  September 30,     September 30,
                                                                           2000              2000
                                                                   Amount (000)            Shares
  Sold                                                                  $516,723       516,723,462
  Reinvestment of dividends and distributions                              8,239         8,238,698
  Repurchased                                                           (504,880)     (504,879,768)
   Net increase                                                          $20,082        20,082,392

PER-SHARE DATA AND RATIOS


                                                               Six months             Year             Year
                                                                    ended            ended            ended
                                                                March 31,    September 30,    September 30,
                                                             2001 /1/,/2/             2000             1999
Net Asset Value, Beginning of Period                                $1.00            $1.00            $1.00

 Income from Investment Operations :
  Net investment income                                           .017/3/          .032/3/             .025

   Total from investment operations                                  .017             .032             .025

 Less Distributions :
  Dividends (from net investment income)                            (.017)           (.032)           (.025)

   Total distributions                                              (.017)           (.032)           (.025)

Net Asset Value, End of Period                                      $1.00            $1.00            $1.00

Total Return                                                         1.67%            3.29%            2.51%

Ratios/Supplemental Data:

 Net assets, end of period (in millions)                             $321             $276             $255

 Ratio of expenses to average net assets                          .54%/4/              .64%             .65%

 Ratio of net income to average net assets                       1.65%/4/             3.23%            2.33%





                                                                     Year             Year             Year
                                                                    ended            ended            ended
                                                            September 30,     September 30,    September 30,
                                                                     1998             1997             1996
Net Asset Value, Beginning of Period                                $1.00            $1.00            $1.00

 Income from Investment Operations :
  Net investment income                                              .029             .029             .029

   Total from investment operations                                  .029             .029             .029

 Less Distributions :
  Dividends (from net investment income)                            (.029)           (.029)           (.029)

   Total distributions                                              (.029)           (.029)           (.029)

Net Asset Value, End of Period                                      $1.00            $1.00            $1.00

Total Return                                                         2.97%            2.97%            2.91%

Ratios/Supplemental Data:

 Net assets, end of period (in millions)                             $198             $160             $144

 Ratio of expenses to average net assets                              .65%             .65%             .65%

 Ratio of net income to average net assets                           2.94%            2.94%            2.88%


/1/ Based on operations for the period
    shown, and accordingly,
    not representative of a full year.
/2/ Unaudited.
/3/ Based on average shares outstanding.
/4/ Had CRMC not waived management services fees, the fund's expense ratio would have been 0.68%, 0.71%, 0.74% and 0.77%
    for the fiscal years ended 1999, 1998,
    1997 and 1996, respectively.



[The American Funds Group(r)]

OFFICES OF THE FUNDS AND
OF THE INVESTMENT ADVISER,
CAPITAL RESEARCH AND
MANAGEMENT COMPANY

333 South Hope Street
Los Angeles, California 90071-1443

135 South State College Boulevard
Brea, California 92821-5823

TRANSFER AGENT FOR
SHAREHOLDER ACCOUNTS

American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 2205
Brea, California 92822-2205

P.O. Box 659522
San Antonio, Texas 78265-9522

P.O. Box 6007
Indianapolis, Indiana 46206-6007

P.O. Box 2280
Norfolk, Virginia 23501-2280

CUSTODIAN OF ASSETS
The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, New York 10081-0001

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, California 90071-2371

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, California 90071-1462

MOST FUNDS IN THE AMERICAN FUNDS FAMILY OFFER SEVERAL SHARE CLASSES, EACH WITH ITS OWN SALES CHARGE AND EXPENSE STRUCTURE ALLOWING YOU TO CHOOSE THE ONE THAT BEST MEETS YOUR FINANCIAL NEEDS. THE THREE AMERICAN FUNDS MONEY MARKET FUNDS EACH OFFER CLASS A SHARES AT NO SALES CHARGE.

THE CASH MANAGEMENT TRUST OF AMERICA (CMTA) IS THE ONLY AMERICAN FUNDS MONEY MARKET FUND THAT OFFERS CLASS B, CLASS C AND CLASS F SHARES. CMTA CLASS B, C AND F SHARES MAY BE ACQUIRED ONLY BY EXCHANGING FROM OTHER AMERICAN FUNDS WITHIN THE SAME SHARE CLASS (I.E., THEY MAY NOT BE PURCHASED DIRECTLY) AND DO NOT OFFER CHECK-WRITING PRIVILEGES. AMERICAN FUNDS CLASS B, C AND F SHARES ARE SUBJECT TO ADDITIONAL ANNUAL EXPENSES AND FEES, INCLUDING, IN THE CASE OF B AND C SHARES, HIGHER 12B-1 FEES AND CONTINGENT DEFERRED SALES CHARGES IF CLASS B SHARES ARE REDEEMED WITHIN SIX YEARS OF PURCHASE AND CLASS C SHARES ARE REDEEMED WITHIN ONE YEAR OF PURCHASE. CLASS B, C AND F SHARES ARE NOT AVAILABLE TO CERTAIN EMPLOYER-SPONSORED RETIREMENT PLANS. SEE THE CMTA PROSPECTUS FOR FURTHER DETAILS.

For information about your account or any of the fund's services, or for a prospectus for any of the American Funds, please contact your financial adviser. You may also call American Funds Service Company, toll-free, at 800/421-0180 or visit us at www.americanfunds.com on the World Wide Web. Please read the prospectus carefully before you invest or send money.

THIS REPORT IS FOR THE INFORMATION OF SHAREHOLDERS OF THE CASH MANAGEMENT TRUST OF AMERICA, THE U.S. TREASURY MONEY FUND OF AMERICA AND THE TAX-EXEMPT MONEY FUND OF AMERICA, BUT IT MAY ALSO BE USED AS SALES LITERATURE WHEN PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS, WHICH GIVES DETAILS ABOUT CHARGES, EXPENSES, INVESTMENT OBJECTIVES AND OPERATING POLICIES OF THE FUNDS. IF USED AS SALES MATERIAL AFTER JUNE 30, 2001, THIS REPORT MUST BE ACCOMPANIED BY AN AMERICAN FUNDS GROUP STATISTICAL UPDATE FOR THE MOST RECENTLY COMPLETED CALENDAR QUARTER.

Printed on recycled paper
Litho in USA AGD/CG/5087
Lit. No. MMF-013-0501